Unaudited condensed consolidated statements of comprehensive income - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Total revenues	$ 88,245,162	$ 124,465,322
Expenses
Voyage expenses	29,488,302	34,600,245
Voyage expenses – related party	1,102,384	1,546,799
Vessels' operating expenses	12,340,816	13,761,185
Vessels' operating expenses – related party	159,500	154,333
Drydocking costs	625,457	1,318,310
Management fees – related party	805,640	871,640
General and administrative expenses (including $230,642 and $245,418 to related party)	2,683,372	2,466,405
Depreciation	8,235,069	8,690,061
Other operating income	(1,900,000)	0
Impairment loss	0	8,996,023
Net loss on sale of vessel	1,589,702	0
Total expenses, net	55,130,242	72,405,001
Income from operations	33,114,920	52,060,321
Other (expenses) / income
Interest and finance costs	(8,227)	(1,810,769)
Interest income	2,257,168	2,131,146
Interest income – related party	1,516,436	0
Dividend income from related party	379,167	20,833
Foreign exchange gain / (loss)	(1,080,422)	149,056
Other income, net	3,064,122	490,266
Net income	$ 36,179,042	$ 52,550,587